Commitments	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments
12.  Commitments:

Research Agreement

Effective September 1, 1998, the Company entered into a research and development agreement, which has subsequently been renewed, with The University of Waterloo which Dr. John Thompson, who is an officer, director and stockholder of the Company, is affiliated with.  Pursuant to the agreement, the university provides research and development under the direction of the researcher and the Company.  The agreement is renewable annually by the Company which has the right of termination upon 30 days' advance written notice.  Effective September 1, 2011, the Company extended the research and development agreement for an additional one-year period through August 31, 2012 in the amount of 555,900 Canadian dollars.  Effective September 1, 2012, the Company extended the research and development agreement for an additional one-year period through August 31, 2013 in the amount of Can $611,550. Effective July 1, 2013, the budget for the research and development agreement was amended to reduce the monthly amount from $50,962 to $38,038 through August 31, 2013.  Research and development expenses under this agreement for the fiscal years ended June 30, 2013, 2012 and 2011 aggregated U.S. $628,995, U.S. $573,368 and U.S. $622,872, respectively, and U.S. $7,778,296 for the cumulative period through June 30, 2013.  Future obligations to be paid under the agreement through August 31, 2013 equal approximately U.S. $76,076.

Supply and service agreements

Effective June 20, 2011, the Company entered into an agreement with Criterium, Inc. (“Criterium”) under which Criterium will provide monitoring, project and data management services in connection with the Company’s Phase 1b/2a clinical trial.   The agreement, as amended, has an initial term that commences on the date of the agreement and runs for a period of seventeen (17) months.  The Company’s remaining financial obligation under the agreement is estimated to be approximately $455,000.

Effective June 4, 2013, the Company entered into a clinical supply agreement with The University of Iowa (“Iowa”) under which Iowa will provide manufacturing, vialing and testing services for certain reagents that are used in SNS01-T.  The agreement will terminate upon delivery of the delivery of the reagents, which is estimated to be approximately six months.  The Company’s remaining financial obligation under the agreement is approximately $156,000.

Consulting and other Agreements

Effective May 1, 1999, the Company entered into a consulting agreement for research and development with Dr. John Thompson.  The agreement was renewed for an additional one-year term through June 30, 2014.  Future obligations to be paid under the agreement equal $67,500.

The Company is obligated under a non-cancelable operating lease of office space expiring on May 31, 2014.  The aggregate minimum future payments are $63,261. Rent expense charged to operations aggregated $69,538, $69,174, $88,766 and $984,270 for the fiscal years ended June 30, 2013, 2012, 2011, and from inception through June 30, 2013, respectively.